Earnings Per Share (Reconciliation of Basic And Diluted Earnings Per Share Computations) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Net income attributable to common stockholders	$ 98,300	$ 62,700	$ 73,200	$ 9,600	$ 93,600	$ 41,700	$ 77,600	$ 22,100	$ 243,863	$ 235,033	$ 83,568
Weighted average common shares outstanding (in thousands)									46,104	46,743	46,743
Total earnings per share	$ 2.15	$ 1.35	$ 1.58	$ 0.21	$ 2.00	$ 0.89	$ 1.66	$ 0.47	$ 5.29	$ 5.03	$ 1.79
Common share equivalents: Dilutive options									313	115
Weighted average common shares outstanding - assuming dilution (in thousands)									46,417	46,858	46,743
Earnings per share - assuming dilution	$ 2.13	$ 1.35	$ 1.57	$ 0.21	$ 2.00	$ 0.89	$ 1.66	$ 0.47	$ 5.26	$ 5.02	$ 1.79